Document and Entity Information	Nov. 03, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	OMEGA HEALTHCARE INVESTORS, INC.
Entity Central Index Key	0000888491
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11316
Entity Tax Identification Number	38-3041398
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	303 International Circle,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.10 par value
Trading Symbol	OHI
Security Exchange Name	NYSE